Accounting Policies, by Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Management makes estimates that affect certain accounts including deferred income tax assets, accrued expenses, fair value of equity instruments and reserves for any other commitments or contingencies. Any adjustments applied to estimates are recognized in the period in which such adjustments are determined.

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.

Management makes estimates that affect certain accounts including inventory reserve, deferred income tax assets, accrued expenses, fair value of equity instruments, fair value of warrant liability and reserves for any other commitments or contingencies. Any adjustments applied to estimates are recognized in the period in which such adjustments are determined.

Principles of Consolidation

Principles of Consolidation

The Company’s consolidated financial statements include all accounts of the Company and its consolidated subsidiaries and/or entities as of reporting period ending date(s) and for the reporting period(s) then ended. All inter-company balances and transactions have been eliminated.

Principles of Consolidation

The Company’s consolidated financial statements include all accounts of the Company and its consolidated subsidiaries and/or entities as of reporting period ending date(s) and for the reporting period(s) then ended. All inter-company balances and transactions have been eliminated.

Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements and related notes have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Accordingly, certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been omitted pursuant to such rules and regulations. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the six months ended June 30, 2026 are not necessarily indicative of the results that may be expected for the year ending December 31, 2026. The balance sheet at June 30, 2026 has been derived from the audited financial statements at that date. For further information, refer to the financial statements and footnotes thereto included in the Company’s annual financial statements for the twelve months ended December 31, 2025 included in the Company’s Annual Report on Form 10-K filed with the SEC on March 31, 2026.

Basis of Presentation

The financial statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). These financial statements have been prepared using the accrual basis of accounting in accordance with Generally Accepted Accounting Principles (“GAAP”) of the United States.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all cash on hand and in banks, including accounts in book overdraft positions, certificates of deposit, and other highly liquid investments with maturities of one year or less, when purchased, to be cash. Cash equivalents include investments in an institutional money market fund, which invests in U.S. Treasury bills, notes and bonds, and/or repurchase agreements, backed by such obligations. Carrying value approximates fair value. The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and periodically evaluates the creditworthiness of the financial institutions and has determined the credit exposure to be negligible. The Company maintains cash deposits at multiple banks to mitigate the risk associated with a failure of any specific bank.

Cash and Cash Equivalents

The Company considers all cash on hand and in banks, including accounts in book overdraft positions, certificates of deposit, and other highly liquid investments with maturities of one year or less, when purchased, to be cash. Cash equivalents include investments in an institutional money market fund, which invests in U.S. Treasury bills, notes and bonds, and/or repurchase agreements, backed by such obligations. Carrying value approximates fair value. The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts and periodically evaluates the creditworthiness of the financial institutions and has determined the credit exposure to be negligible. The Company maintains cash deposits at multiple banks to mitigate the risk associated with a failure of any specific bank.

Inventory

Inventory

The Company’s inventory is stated at the lower of cost or estimated net realizable value, with cost primarily determined on a weighted-average cost basis on the first-in, first-out method. The Company periodically determines whether a reserve should be taken for devaluation or obsolescence of inventory.

In 2024, The Company determined that it needed to redesign its system so that it requires less space, is simpler to use and is more cost effective. Based on this, the Company performed a thorough assessment of the valuation of inventory as of December 31, 2024 and reserved 100% of the inventory. This reserve totaled $2,525,179 as of December 31, 2024. Our reserve was 5% of inventory, or $138,045 as of December 31, 2023.

Restricted Cash

Restricted Cash

Restricted cash consists of cash that is subject to contractual or other restrictions that limit the Company’s ability to use such funds for general operating purposes. Restricted cash is presented separately from cash and cash equivalents on the balance sheets and is classified as current or non-current based on the expected duration of the applicable restriction. The Company includes restricted cash with cash and cash equivalents when reconciling the beginning and ending amounts shown in the statements of cash flows.

In connection with the Company’s May 2026 private placement, the Company entered into a side letter agreement with the investor that requires the Company to maintain a cash balance of at least $3.8 million in a segregated bank account until the earlier of the closing of the Company’s proposed strategic transaction with Noble Africa or the payment of the fee required under the side letter agreement if the Company determines not to continue pursuing the transaction.

Accordingly, as of June 30, 2026, approximately $3.8 million was classified as restricted cash on the balance sheet.

Capitalization of Fixed Assets

Capitalization of Fixed Assets

The Company capitalizes expenditures related to property and equipment, subject to a minimum rule, that have a useful life greater than one year for: (1) assets purchased; (2) existing assets that are replaced, improved or the useful lives have been extended; or (3) all land, regardless of cost. Acquisitions of new assets, additions, replacements and improvements (other than land) costing less than the minimum rule in addition to maintenance and repair costs, including any planned major maintenance activities, are expensed as incurred.

Capitalization of Fixed Assets

The Company capitalizes expenditures related to property and equipment, subject to a minimum rule, that have a useful life greater than one year for: (1) assets purchased; (2) existing assets that are replaced, improved or the useful lives have been extended; or (3) all land, regardless of cost. Acquisitions of new assets, additions, replacements and improvements (other than land) costing less than the minimum rule in addition to maintenance and repair costs, including any planned major maintenance activities, are expensed as incurred.

Leases

Leases

Accounting Standards Update (“ASU”) No. 2016-02 requires a lessee to record a right of use asset and a corresponding lease liability on the balance sheet for all leases with terms longer than 12 months. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest period presented in the financial statements. At June 30, 2026 and December 31, 2025, the Company recorded a right of use asset of $400,717 and $461,949, respectively. At June 30, 2026 and December 31, 2025, the Company recorded a lease liability of $429,274 and $492,352, respectively.

Leases

Accounting Standards Update (“ASU”) No. 2016-02 requires a lessee to record a right of use asset and a corresponding lease liability on the balance sheet for all leases with terms longer than 12 months. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest period presented in the financial statements. At December 31, 2025 and 2024 the Company recorded a right of use asset of $461,949 and $578,013, respectively. At December 31, 2025 and 2024 the Company recorded a lease liability of $492,352 and $584,419, respectively.

Digital Assets

Digital Assets

The Company maintains a DAT strategy under which it may acquire, hold, and deploy certain digital assets as part of its treasury and capital management activities. The Company’s digital assets consist primarily of HYPE tokens, which are recorded on the consolidated balance sheets as “Digital assets.”

Digital Assets

The Company maintains a digital asset treasury strategy (“DAT Strategy”) under which it may acquire, hold, and deploy certain digital assets as part of its treasury and capital management activities. The Company’s digital assets consist primarily of [Bitcoin/Ethereum/other], which are recorded on the consolidated balance sheets as “Digital assets.”

Measurement of Digital Assets

Measurement of Digital Assets

Digital assets are accounted for as indefinite-lived intangible assets and, effective January 1, 2025, are measured at fair value in accordance with ASC 350-60, Intangibles—Goodwill and Other—Crypto Assets. The Company determines the fair value of its digital assets based on quoted market prices in active markets (Level 1 inputs) as of the reporting date. The Company has concluded that HYPE meets each of the six scope criteria in ASC 350-60-15-1.

Changes in the fair value of digital assets are recognized in the consolidated statements of operations within “Change in fair value of digital assets.” Realized gains and losses from the sale of digital assets are recorded as separate line items. Transaction costs associated with the acquisition or disposition of digital assets are expensed as incurred within other expenses.

Measurement of Digital Assets

Digital assets are accounted for as indefinite-lived intangible assets and, effective January 1, 2025, are measured at fair value in accordance with ASC 350-60, Intangibles—Goodwill and Other—Crypto Assets. The Company determines the fair value of its digital assets based on quoted market prices in active markets (Level 1 inputs) as of the reporting date.

Changes in the fair value of digital assets are recognized in the consolidated statements of operations within “Change in fair value of digital assets.” Realized gains and losses from the sale of digital assets are also recorded within this line item. Transaction costs associated with the acquisition or disposition of digital assets are expensed as incurred within operating expenses.

Digital Asset Staking

Digital Asset Staking

The Company may participate in staking activities whereby it validates transactions on blockchain networks and earns rewards in the form of additional digital assets.

Digital asset staking rewards are recognized as income within “Digital asset staking compensation” in the consolidated statements of operations. Rewards are recognized when the Company obtains control of the tokens, which occurs when the tokens are credited to the Company’s custody account. Staking rewards are measured at the fair value of the digital assets received at the time they are earned.

Digital assets received from staking activities are initially recorded at fair value and subsequently included in the Company’s digital asset holdings, where they are remeasured at fair value at each reporting period.

Digital Asset Staking

The Company may participate in staking activities whereby it validates transactions on blockchain networks and earns rewards in the form of additional digital assets.

Digital asset staking rewards are recognized as revenue within “Digital asset staking compensation” in the consolidated statements of operations when the Company has (i) performed the required validation services, (ii) earned the right to receive the rewards, and (iii) the amount can be reasonably estimated. Staking rewards are measured at the fair value of the digital assets received at the time they are earned.

Digital assets received from staking activities are initially recorded at fair value and subsequently included in the Company’s digital asset holdings, where they are remeasured at fair value at each reporting period.

Custody and Safeguarding

Custody and Safeguarding

The Company utilizes third-party custodians to safeguard its digital assets. The Company recognizes digital assets on its balance sheet when it has control over the assets, including when assets are held by a custodian on the Company’s behalf.

Custody and Safeguarding

The Company utilizes third-party custodians to safeguard its digital assets. The Company recognizes digital assets on its balance sheet when it has control over the assets, including when assets are held by a custodian on the Company’s behalf.

Presentation

Presentation

Digital assets are classified as noncurrent assets on the consolidated balance sheets unless management intends to sell them within one year. Changes in fair value and staking compensation are presented separately within other income (loss), unless otherwise required by the nature of the Company’s operations.

Presentation

Digital assets are classified as noncurrent assets on the consolidated balance sheets unless management intends to sell them within one year. Changes in fair value and staking compensation are presented separately within operating income (loss), unless otherwise required by the nature of the Company’s operations.

Revenue Recognition

Revenue Recognition

ASU No. 2014-09, “Revenue from Contracts with Customers” (“ASC Topic 606”) provides a single set of guidelines for revenue recognition to be used across all industries and requires additional disclosures. The updated guidance introduces a five-step model to achieve its core principle of the entity recognizing revenue to depict the transfer of goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

Under ASC Topic 606, in order to recognize revenue, the Company is required to identify an approved contract with commitments to perform respective obligations, identify rights of each party in the transaction regarding goods to be transferred, identify the payment terms for the goods transferred, verify that the contract has commercial substance and verify that collection of substantially all consideration is probable.

Revenue Recognition

ASU No. 2014-09, “Revenue from Contracts with Customers” (“ASC Topic 606”) provides a single set of guidelines for revenue recognition to be used across all industries and requires additional disclosures. The updated guidance introduces a five-step model to achieve its core principle of the entity recognizing revenue to depict the transfer of goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

Under ASC Topic 606, in order to recognize revenue, the Company is required to identify an approved contract with commitments to perform respective obligations, identify rights of each party in the transaction regarding goods to be transferred, identify the payment terms for the goods transferred, verify that the contract has commercial substance and verify that collection of substantially all consideration is probable.

Research and Development Costs

Research and Development Costs

The Company follows FASB Accounting Standards Codification (“ASC”) Subtopic 730-10, “Research and Development”. Research and development costs are charged to the statement of operations as incurred. During the three months ended June 30, 2026 and 2025, the Company incurred $233,665 and $381,061 of expenses related to research and development costs, respectively. During the six months ended June 30, 2026 and 2025, the Company incurred $1,010,075 and $909,746 of expenses related to research and development costs, respectively.

Research and Development Costs

The Company follows FASB Accounting Standards Codification (“ASC”) Subtopic 730-10, “Research and Development”. Research and development costs are charged to the statement of operations as incurred. During the years ended December 31, 2025 and 2024, the Company incurred $1,849,996 and $3,190,293 of expenses related to research and development costs, respectively.

Net Earnings (Loss) Per Common Share

Net Earnings (Loss) Per Common Share

The Company computes earnings per share under ASC Subtopic 260-10, “Earnings Per Share”. Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to the common stockholders (the numerator) by the weighted average number of shares of common stock outstanding (the denominator) during the reporting periods. Diluted loss per share is computed by increasing the denominator by the weighted average number of additional shares that could have been outstanding from securities convertible into common stock (using the “treasury stock” method), unless their effect on net loss per share is anti-dilutive. There were 3,271,004 and 4,578,319 potentially anti-dilutive shares, which include outstanding common stock options, warrants, convertible preferred stock, and RSUs, as of the three and six months ended June 30, 2026, respectively. For the three and six months ended June 30, 2025, potentially anti-dilutive shares were 342,501.

	Three Months Ended		Six Months Ended
	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Options to purchase common stock	183	266	183	266
Warrants to purchase common stock	3,270,821	180,707	4,247,163	180,707
Shares issuable upon conversion of Series A Convertible Preferred Stock	—	1	1	1
Restricted Stock Units	—	161,527	330,972	161,527
Potential equivalent shares excluded	3,271,004	342,501	4,578,319	342,501

The following securities were included in the computation of diluted net earnings per share as their effect would have been dilutive for the three months ended June 30, 2026 and 2025:

	Three Months Ended
	June 30, 2026	June 30, 2025
Prefunded warrants	976,323	—
Shares issuable upon conversion of Series A Convertible Preferred Stock	1	—
Incremental Restricted Stock Units	174,891	—
Potential equivalent shares excluded	1,151,215	—

Net Earnings (Loss) Per Common Share

The Company computes earnings per share under ASC Subtopic 260-10, “Earnings Per Share”. Basic earnings (loss) per share is computed by dividing the net income (loss) attributable to the common stockholders (the numerator) by the weighted average number of shares of common stock outstanding (the denominator) during the reporting periods. Diluted loss per share is computed by increasing the denominator by the weighted average number of additional shares that could have been outstanding from securities convertible into common stock (using the “treasury stock” method), unless their effect on net loss per share is anti-dilutive. There were 2,626,254 and 180,986 potentially dilutive shares, which include outstanding common stock options, and warrants, as of December 31, 2025 and 2024, respectively.

	December 31, 2025	December 31, 2024
Options to purchase common stock	236	278
Warrants to purchase common stock	2,478,848	180,707
Shares issuable upon conversion of Series A Convertible Preferred Stock	1	1
Restricted Stock Units	147,169	—
Potential equivalent shares excluded	2,626,254	180,986

Fair Value Measurements

Fair Value Measurements

Disclosures about fair value of financial instruments require disclosure of the fair value information, whether or not recognized in the balance sheet, where it is practicable to estimate that value.

In accordance with ASC Topic 820, “Fair Value Measurements and Disclosures,” the Company measures certain financial instruments at fair value on a recurring basis. ASC Topic 820 defines fair value, established a framework for measuring fair value in accordance with accounting principles generally accepted in the United States, and expands disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 established a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•
Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable.

The Company measures certain financial assets and liabilities at fair value on a recurring basis. The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis and the level within the fair value hierarchy in which the fair value measurements fall:

	June 30, 2026
Assets	Level 1	Level 2	Level 3	Total
Digital Assets	$1,904,954	$—	$—	$1,904,954
Total assets measured at fair value	$1,904,954	$—	$—	$1,904,954

	June 30, 2026
Assets	Level 1	Level 2	Level 3	Total
Warrant liability	$—	$—	$555,306	$555,306
Total liabilities measured at fair value	$—	$—	$555,306	$555,306

The Company’s digital assets are classified within Level 1 of the fair value hierarchy because their fair values are determined using quoted prices in active markets for identical assets.

The Company’s warrant liability is classified within Level 3 of the fair value hierarchy because its fair value is determined using valuation techniques that incorporate significant inputs that are not observable in the market.

Fair Value Measurements

Disclosures about fair value of financial instruments require disclosure of the fair value information, whether or not recognized in the balance sheet, where it is practicable to estimate that value.

In accordance with ASC Topic 820, “Fair Value Measurements and Disclosures,” the Company measures certain financial instruments at fair value on a recurring basis. ASC Topic 820 defines fair value, established a framework for measuring fair value in accordance with accounting principles generally accepted in the United States, and expands disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Topic 820 established a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers include:

•
Level 1, defined as observable inputs such as quoted prices for identical instruments in active markets;
•
Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and
•
Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Financial assets are considered Level 3 when their fair values are determined using pricing models, discounted cash flow methodologies or similar techniques and at least one significant model assumption or input is unobservable.

The carrying amounts of the Company’s financial assets and liabilities, including cash, accounts receivable, prepaid expenses, accounts payable, accrued expenses, and other current liabilities, approximate their fair values because of the short maturity of these instruments. The fair value of options and warrants is estimated using the Black-Scholes option pricing model or other appropriate valuation techniques. Key assumptions include expected volatility, risk-free interest rate, expected term, and dividend yield. These inputs are based on observable market data where available (Level 2) or, when necessary, management’s estimates (Level 3). Fair value measurements are reassessed at each reporting date, and any changes are reflected in the financial statements.

Share-based Compensation

Share-based Compensation

The Company’s 2016 Omnibus Incentive Plan (the “Omnibus Plan”) permits the grant of stock options and other share-based awards to its employees, consultants and non-employee members of the board of directors. Each January 1 the pool of shares available for issuance under the Omnibus Plan automatically increases by an amount equal to the lesser of (i) the number of shares necessary such that the aggregate number of shares available under the Omnibus Plan equals 25% of the number of fully-diluted outstanding shares on the increase date (assuming the conversion of all outstanding shares of preferred stock and other outstanding convertible securities and exercise of all outstanding options and warrants to purchase shares) and (ii) if the board of directors takes action to set a lower amount, the amount determined by the board. In addition, on December 9, 2025, the stockholders approved the Second Amendment to the Omnibus Plan (the “Omnibus Plan Amendment”) at the 2025 Annual Meeting of the Company’s stockholders (the “Annual Meeting”). The Omnibus Plan Amendment increased the pool of shares available for issuance by 3,200,000 shares of common stock. Due to these increases, the pool of shares issuable under the Omnibus Plan shares increased from 1,738 shares to 3,379,771 shares as of December 31, 2025. In light of the increase effected by the Omnibus Plan Amendment, no automatic increase to the pool was effected as of January 1, 2026. As of June 30, 2026, there were 3,019,525 shares of common stock remaining available for issuance under the Omnibus Plan.

Share-based Compensation

The Company’s 2016 Omnibus Incentive Plan (the “Omnibus Plan”) permits the grant of stock options and other share-based awards to its employees, consultants and non-employee members of the board of directors. Each January 1 the pool of shares available for issuance under the Omnibus Plan automatically increases by an amount equal to the lesser of (i) the number of shares necessary such that the aggregate number of shares available under the Omnibus Plan equals 25% of the number of fully-diluted outstanding shares on the increase date (assuming the conversion of all outstanding shares of preferred stock and other outstanding convertible securities and exercise of all outstanding options and warrants to purchase shares) and (ii) if the board of directors takes action to set a lower amount, the amount determined by the board. On January 1, 2025, the pool of shares issuable under the Omnibus Plan automatically increased by 178,033. In addition, on December 9, 2025, the stockholders of ENDRA Life Sciences Inc. (the “Company”) approved the Second Amendment to the Company’s 2016 Omnibus Incentive Plan (the “Omnibus Plan Amendment”) at the 2025 Annual Meeting of the Company’s Stockholders (the “Annual Meeting”). That Amendment increased the pool of shares available for issuance by 3,200,000 shares of common stock. Due to these increases, the pool of shares issuable under the Omnibus Plan shares increased from 1,738 shares to 3,379,771 shares as of December 31, 2025. As of December 31, 2024, prior to such increase, there were 1,441 shares of common stock remaining available for issuance under the Omnibus Plan.

The Company records share-based compensation in accordance with the provisions of the Share-based Compensation Topic of the FASB Codification. The guidance requires the use of option-pricing models that require the input of highly subjective assumptions, including the option’s expected life and the price volatility of the underlying stock. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option valuation model, and the resulting charge is expensed using the straight-line attribution method over the vesting period.

Stock compensation expense recognized during the period is based on the value of share-based awards that were expected to vest during the period adjusted for estimated forfeitures. The estimated fair value of grants of stock options and warrants to non-employees of the Company is charged to expense, if applicable, in the financial statements. These options vest in the same manner as the employee options granted under the stock incentive plan as described above. Accounting guidance requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The Company has limited historical experience with forfeitures and were based on management’s estimates.

Receivable Related to Employee Equity Awards

Receivable Related to Employee Equity Awards

Amounts associated with employee tax withholding obligations arising from the issuance or settlement of equity awards are presented as a reduction of stockholders’ equity when such amounts are directly associated with the issuance of the Company’s equity securities.

The Company records share-based compensation in accordance with the provisions of the Share-based Compensation Topic of the FASB Codification. The guidance requires the use of option-pricing models that require the input of highly subjective assumptions, including the option’s expected life and the price volatility of the underlying stock. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option valuation model, and the resulting charge is expensed using the straight-line attribution method over the vesting period.

Stock compensation expense recognized during the period is based on the value of share-based awards that were expected to vest during the period adjusted for estimated forfeitures. The estimated fair value of grants of stock options and warrants to non-employees of the Company is charged to expense, if applicable, in the financial statements. These options vest in the same manner as the employee options granted under the stock incentive plan as described above.

Going Concern

Going Concern

The Company’s financial statements are prepared using accounting principles generally accepted in the United States (“U.S. GAAP”) applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has limited commercial experience and had a cumulative net loss from inception to June 30, 2026 of $111,616,998. The Company had working capital of $4,800,432, of which $3,800,003 is restricted cash, as of June 30, 2026. In connection with the proposed merger with LHE LNG Holdings, LLC (“LHE”), the Company entered into a side letter agreement that requires the Company to maintain approximately $3.8 million in a segregated deposit account subject to a deposit account control agreement. The Side Letter also provides for a payment obligation to LHE upon the occurrence of certain events specified in the agreement. The Company evaluated the Payment Obligation under ASC 450, Contingencies, and ASC 480, Distinguishing Liabilities from Equity. See Note 10, Commitments and Contingencies, for additional information regarding the Side Letter and related Payment Obligation. The Company has not established an ongoing source of revenue sufficient to cover its operating costs and to allow it to continue as a going concern and will require additional financing to fund its future planned operations, including research and development and commercialization of its products. These matters raise substantial doubt about the Company’s ability to continue as going concern. The accompanying financial statements for the six months ended June 30, 2026 have been prepared assuming the Company will continue as a going concern, but the ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it establishes a revenue stream and becomes profitable. Management’s plans to continue as a going concern include raising additional capital through sales of equity securities and borrowing. However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. Therefore, substantial doubt about the entity’s ability to continue as a going concern exists. If the Company is not able to obtain the necessary additional financing on a timely basis, the Company will be required to delay, reduce the scope of, or eliminate one or more of the Company’s research and development activities or commercialization efforts or perhaps even cease the operation of its business. The ability of the Company to continue as a going concern is dependent upon its ability to successfully secure other sources of financing and attain profitable operations. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Going Concern

The Company’s financial statements are prepared using accounting principles generally accepted in the United States (“U.S. GAAP”) applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The Company has limited commercial experience and had a cumulative net loss from inception to December 31, 2025 of $110,465,509. The Company had working capital of $217,013 as of December 31, 2025. The Company has not established an ongoing source of revenue sufficient to cover its operating costs and to allow it to continue as a going concern and will require additional financing to fund its future planned operations, including research and development and commercialization of its products. These matters raise substantial doubt about the Company’s ability to continue as a going concern. The accompanying financial statements for the year ended December 31, 2025 have been prepared assuming the Company will continue as a going concern, but the ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund operating losses until it establishes a revenue stream and becomes profitable. Management’s plans to continue as a going concern include raising additional capital through sales of equity securities and borrowing. However, management cannot provide any assurances that the Company will be successful in accomplishing any of its plans. If the Company is not able to obtain the necessary additional financing on a timely basis, the Company will be required to delay, reduce the scope of, or eliminate one or more of the Company’s research and development activities or commercialization efforts or perhaps even cease the operation of its business. The ability of the Company to continue as a going concern is dependent upon its ability to successfully secure other sources of financing and attain profitable operations. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which enhances disclosures about significant segment expenses and other segment items and requires certain disclosures currently required annually to be provided on an interim basis. The Company has adopted ASU 2023-07 and has included the applicable interim disclosures required by the standard. See Note 11, Segment Information.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires enhanced disclosures regarding an entity’s effective tax rate reconciliation and income taxes paid, among other changes. The amendments are effective for annual periods beginning after December 15, 2024. The Company will include the applicable disclosures required by ASU 2023-09 in its annual financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires additional disclosures regarding certain expense captions presented on the statement of operations, including specified categories of expenses included within those captions. The amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026 and interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adopting ASU 2024-03 on its consolidated financial statement disclosures.

The FASB is also currently considering certain projects related to the accounting for digital assets, including projects addressing the accounting for transfers of crypto assets and the classification of certain digital assets as cash equivalents. The Company continues to monitor these projects and will evaluate the impact of any final accounting standards on its consolidated financial statements and related disclosures when issued.

Recent Accounting Pronouncements

The Company considered recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the SEC, did not or in management’s opinion will not have a material impact on the Company’s present or future consolidated financial statements.